Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Retirement Plans [Line Items]
Projected benefit obligation	$ 495,180	$ 535,783
Accumulated benefit obligation	452,449	481,865
Fair value of plan assets	$ 443,211	$ 376,443